RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Schedule of the consolidated statements of financial position location and carrying value of the Company's derivative instruments

December 31, 2014	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non-Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	3	7	3	13	(13)	-
Interest rate contracts	8	-	-	8	(7)	1
Commodity contracts	34	-	501	535	(130)	405
Other contracts	4	-	8	12	-	12
49	7	512	568	(150)	418
Deferred amounts and other assets (Note 12)
Foreign exchange contracts	33	18	-	51	(51)	-
Interest rate contracts	5	-	-	5	(5)	-
Commodity contracts	17	-	118	135	(43)	92
Other contracts	5	-	3	8	-	8
60	18	121	199	(99)	100
Accounts payable and other (Note 15)
Foreign exchange contracts	(3)	(80)	(218)	(301)	13	(288)
Interest rate contracts	(438)	-	-	(438)	7	(431)
Commodity contracts	-	-	(281)	(281)	97	(184)
(441)	(80)	(499)	(1,020)	117	(903)
Other long-term liabilities (Note 17)
Foreign exchange contracts	-	(49)	(1,147)	(1,196)	51	(1,145)
Interest rate contracts	(576)	-	-	(576)	5	(571)
Commodity contracts	-	-	(306)	(306)	43	(263)
(576)	(49)	(1,453)	(2,078)	99	(1,979)
Total net derivative asset/(liability)
Foreign exchange contracts	33	(104)	(1,362)	(1,433)	-	(1,433)
Interest rate contracts	(1,001)	-	-	(1,001)	-	(1,001)
Commodity contracts	51	-	32	83	(33)	1	50
Other contracts	9	-	11	20	-	20
(908)	(104)	(1,319)	(2,331)	(33)	(2,364)
1	Amount available for offset includes $33 million of cash collateral.

December 31, 2013	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset1	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	16	11	51	78	(26)	52
Interest rate contracts	171	-	12	183	(27)	156
Commodity contracts	4	-	114	118	(64)	54
Other contracts	2	-	4	6	-	6
	193	11	181	385	(117)	268
Deferred amounts and other assets (Note 12)
Foreign exchange contracts	7	33	27	67	(62)	5
Interest rate contracts	249	-	1	250	(47)	203
Commodity contracts	9	-	86	95	(67)	28
Other contracts	1	-	-	1	-	1
	266	33	114	413	(176)	237
Accounts payable and other (Note 15)
Foreign exchange contracts	(2)	(4)	(69)	(75)	26	(49)
Interest rate contracts	(387)	-	(16)	(403)	45	(358)
Commodity contracts	(14)	-	(345)	(359)	64	(295)
	(403)	(4)	(430)	(837)	135	(702)
Other long-term liabilities (Note 17)
Foreign exchange contracts	(4)	(31)	(435)	(470)	62	(408)
Interest rate contracts	(68)	-	(1)	(69)	29	(40)
Commodity contracts	(2)	-	(854)	(856)	67	(789)
	(74)	(31)	(1,290)	(1,395)	158	(1,237)
Total net derivative asset/(liability)
Foreign exchange contracts	17	9	(426)	(400)	-	(400)
Interest rate contracts	(35)	-	(4)	(39)	-	(39)
Commodity contracts	(3)	-	(999)	(1,002)	-	(1,002)
Other contracts	3	-	4	7	-	7
	(18)	9	(1,425)	(1,434)	-	(1,434)

Schedule of the maturity and notional principal or quantity outstanding related to the Company's derivative instruments

December 31, 2014	2015	2016	2017	2018	2019	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	240	25	413	2	2	2
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,203	2,470	2,832	3,100	2,441	2,901
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	15	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	5,767	5,486	4,851	3,529	222	469
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,528	1,762	2,470	1,176	-	-
Equity contracts (millions of Canadian dollars)	41	51	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(62)	(10)	(25)	(1)	-	-
Commodity contracts - crude oil (millions of barrels)	3	(18)	(18)	(9)	-	-
Commodity contracts - NGL (millions of barrels)	(5)	-	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	25	40	40	30	31	-

December 31, 2013	2014	2015	2016	2017	2018	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	710	25	25	413	2	4
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,795	2,751	2,323	2,557	1,649	3,771
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	5	28	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	5,007	5,210	5,030	3,965	274	267
Interest rate contracts - long-term debt (millions of Canadian dollars)	5,736	1,779	1,814	1,090	-	-
Equity contracts (millions of Canadian dollars)	40	41	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	17	(8)	10	11	46	-
Commodity contracts - crude oil (millions of barrels)	(34)	(29)	(23)	(18)	(9)	-
Commodity contracts - NGL (millions of barrels)	(10)	(2)	-	-	-	-
Commodity contracts - power (MWH)	55	5	20	40	30	8

Schedule of effect of cash flow hedges and net investment hedges on the Company's consolidated earnings and consolidated comprehensive income, before the effect of income taxes

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	8	56	(12)
Interest rate contracts	(1,086)	814	(46)
Commodity contracts	50	(9)	52
Other contracts	13	(2)	(3)
Net investment hedges
Foreign exchange contracts	(113)	(81)	1
	(1,128)	778	(8)
Amount of gains/(loss) reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts1	8	(8)	1
Interest rate contracts2	101	107	(1)
Commodity contracts3	4	1	(3)
Other contracts4	(7)	-	2
	106	100	(1)
Amount of gains/(loss) reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts2	216	51	23
Commodity contracts3	(6)	(3)	(3)
	210	48	20

1	Reported within Other income/(expense) in the Consolidated Statements of Earnings.
2	Reported as an increase/(decrease) within Interest expense in the Consolidated Statements of Earnings.
3	Reported within Commodity costs in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of the Company's non-qualifying derivatives

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Foreign exchange contracts1	(936)	(738)	120
Interest rate contracts2	4	(10)	(2)
Commodity contracts3	1,031	(496)	(765)
Other contracts4	7	(3)	(2)
Total unrealized derivative fair value gains/(loss)	106	(1,247)	(649)

1

Reported within Transportation and other services revenues (2014 - $496 million loss; 2013 - $352 million loss; 2012 - $150 million gain) and Other income/(expense) (2014 - $440 million loss; 2013 - $386 million loss; 2012 - $30 million loss) in the Consolidated Statements of Earnings.

2	Reported as an (increase)/decrease within Interest expense in the Consolidated Statements of Earnings.
3

Reported within Transportation and other services revenues (2014 - $741 million gain; 2013 - $375 million loss; 2012 - $681 million loss), Commodity costs (2014 - $303 million gain; 2013 - $35 million loss; 2012 - $21 million loss) and Operating and administrative expense (2014 - $13 million loss; 2013 - $86 million loss; 2012 - $63 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments

December 31,	2014	2013
(millions of Canadian dollars)
Canadian financial institutions	58	230
United States financial institutions	240	227
European financial institutions	73	192
Other1	310	97
	681	746

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value

December 31, 2014	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	13	-	13
Interest rate contracts	-	8	-	8
Commodity contracts	62	140	333	535
Other contracts	-	12	-	12
	62	173	333	568
Long-term derivative assets
Foreign exchange contracts	-	51	-	51
Interest rate contracts	-	5	-	5
Commodity contracts	-	22	113	135
Other contracts	-	8	-	8
	-	86	113	199
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(301)	-	(301)
Interest rate contracts	-	(438)	-	(438)
Commodity contracts	(28)	(137)	(116)	(281)
	(28)	(876)	(116)	(1,020)
Long-term derivative liabilities
Foreign exchange contracts	-	(1,196)	-	(1,196)
Interest rate contracts	-	(576)	-	(576)
Commodity contracts	-	(125)	(181)	(306)
	-	(1,897)	(181)	(2,078)
Total net financial asset/(liability)
Foreign exchange contracts	-	(1,433)	-	(1,433)
Interest rate contracts	-	(1,001)	-	(1,001)
Commodity contracts	34	(100)	149	83
Other contracts	-	20	-	20
	34	(2,514)	149	(2,331)

December 31, 2013	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	78	-	78
Interest rate contracts	-	183	-	183
Commodity contracts	6	42	70	118
Other contracts	-	6	-	6
	6	309	70	385
Long-term derivative assets
Foreign exchange contracts	-	67	-	67
Interest rate contracts	-	250	-	250
Commodity contracts	-	72	23	95
Other contracts	-	1	-	1
	-	390	23	413
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(75)	-	(75)
Interest rate contracts	-	(403)	-	(403)
Commodity contracts	(9)	(248)	(102)	(359)
	(9)	(726)	(102)	(837)
Long-term derivative liabilities
Foreign exchange contracts	-	(470)	-	(470)
Interest rate contracts	-	(69)	-	(69)
Commodity contracts	-	(701)	(155)	(856)
	-	(1,240)	(155)	(1,395)
Total net financial asset/(liability)
Foreign exchange contracts	-	(400)	-	(400)
Interest rate contracts	-	(39)	-	(39)
Commodity contracts	(3)	(835)	(164)	(1,002)
Other contracts	-	7	-	7
	(3)	(1,267)	(164)	(1,434)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

December 31, 2014	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price	Unit of Measurement
(fair value in millions of Canadian dollars)
Commodity contracts - financial1
Natural gas	(7)	Forward gas price	2.95	4.31	3.57	$/mmbtu	3
Crude	1	Forward crude price	77.31	83.90	83.58	$/barrel
NGL	48	Forward NGL price	0.50	1.33	0.70	$/gallon
Power	(144)	Forward power price	33.25	76.84	54.44	$/MWH
Commodity contracts - physical1
Natural gas	(22)	Forward gas price	1.79	4.85	3.39	$/mmbtu	3
Crude	123	Forward crude price	33.71	107.48	62.95	$/barrel
NGL	26	Forward NGL price	0.07	1.40	0.81	$/gallon
Commodity options2
Crude	36	Option volatility	27%	40%	32%
NGL	88	Option volatility	19%	94%	39%
	149

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

Year ended December 31,	2014	2013
(millions of Canadian dollars)
Level 3 net derivative liability at beginning of period	(164)	(24)
Total gains/(loss)
Included in earnings1	252	(100)
Included in OCI	32	-
Settlements	29	(40)
Level 3 net derivative liability at end of period	149	(164)

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.